Mainland China Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mainland China Contribution Plan [Abstract]
Employee benefits	$ 156	$ 319	$ 686